DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS January 31, 2023
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—132.6%
	■ Airport Services—1.1%
34,356	Aena SME S.A. (Spain)(1)	$5,135,642
	■ Coal & Consumable Fuels—2.0%
210,889	Enviva, Inc.	9,591,232
	■ Electric, Gas and Water—81.4%
404,990	Alliant Energy Corp. (2)	21,881,610
235,660	Ameren Corp.	20,471,784
192,410	American Electric Power Co., Inc.	18,078,844
2,340,225	APA Group (Australia)	17,443,513
111,800	Atmos Energy Corp.	13,140,972
177,000	Black Hills Corp.	12,811,260
843,000	CenterPoint Energy, Inc.	25,391,160
297,000	CMS Energy Corp.	18,767,430
177,000	DTE Energy Co.	20,597,490
164,000	Duke Energy Corp. (2)	16,801,800
2,725,000	EDP - Energias de Portugal S.A. (Portugal)	13,503,001
236,200	Emera, Inc. (Canada)	9,405,040
141,000	Entergy Corp.	15,267,480
221,000	Eversource Energy	18,194,930
641,000	NextEra Energy, Inc. (2)	47,837,830
333,117	OGE Energy Corp.	13,098,160
75,000	Orsted AS (Denmark)	6,631,154
1,209,000	PG&E Corp. (1)	19,223,100
482,235	PPL Corp.	14,274,156
242,000	Public Service Enterprise Group, Inc.	14,987,060
254,000	RWE AG (Germany)	11,266,353
230,000	WEC Energy Group, Inc.	21,617,700
		390,691,827
	■ Highways & Railtracks—6.7%
6,655,329	Atlas Arteria Ltd. (Australia)	32,225,975
	■ Multi-Utilities—3.1%
94,000	Sempra Energy	15,071,020
Shares	Description	Value
	■ Oil & Gas Storage, Transportation and Production—32.5%
138,000	Cheniere Energy, Inc.	$21,085,020
202,000	DT Midstream, Inc.	11,041,320
2,404,185	Energy Transfer LP	31,927,577
692,000	Enterprise Products Partners LP	17,715,200
225,000	Magellan Midstream Partners LP	12,015,000
509,575	MPLX LP	17,794,359
403,265	Pembina Pipeline Corp. (Canada)	14,308,475
216,000	Targa Resources Corp.	16,204,320
434,147	Williams Cos., Inc. (The)	13,996,899
		156,088,170
	■ Railroads—5.8%
59,770	Canadian National Railway Co. (Canada)	7,114,631
260,000	Canadian Pacific Railway Ltd. (Canada)	20,521,739
		27,636,370
	Total Common Stocks & MLP Interests (Cost $580,632,238)	636,440,236

Short-Term Investment—3.9%
	■ Money Market Mutual Fund—3.9%
18,609,790	BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.066%)(3)	18,609,790
	Total Short-Term Investment (Cost $18,609,790)	18,609,790
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—136.5% (Cost $599,242,028)		655,050,026(4)
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2023
(Unaudited)
Shares	Description	Value
	■ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $485,869)	$(97,920)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—136.5% (Cost $598,756,159)		654,952,106
	Secured borrowings—(30.2)%	(145,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(8.3)%	(40,000,000)
	Other assets less other liabilities—2.0%	9,826,130
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$479,778,236
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $29,320,800.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2023
(Unaudited)
Open Written Option Contracts as of January 31, 2023, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Exchange-Traded Call Options
NextEra Energy, Inc.	(1,500)	$(14,250)	$95.00	3/17/23	$(10,500)
Duke Energy Corp.	(820)	(9,430)	115.00	4/21/23	(17,220)
Alliant Energy Corp.	(1,800)	(10,800)	60.00	4/21/23	(70,200)
					$(97,920)

Sector Allocation*
Electric, Gas and Water	60%
Oil & Gas Storage, Transportation and Production	24
Highways & Railtracks	5
Railroads	4
Money Market Mutual Fund	3
Multi-Utilities	2
Coal & Consumable Fuels	1
Airport Services	1
Total	100%

Country Weightings*
United States	78%
Canada	8
Australia	8
Portugal	2
Germany	2
Spain	1
Denmark	1
Total	100%

Currency Exposure*
United States Dollar	78%
Canadian Dollar	8
Australian Dollar	8
Euro	5
Danish Krone	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2023
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2023:
	Level 1	Level 2
Common stocks & MLP interests	$636,440,236	$—
Money market mutual fund	18,609,790	—
Total investments before written options	655,050,026	—
Written options	(10,500)	(87,420)
Total investments after written options	$655,039,526	$(87,420)
There were no Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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